Note 2 - Acquisitions - 10K (Details) - SNC Holding Purchase Agreement (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2013	Dec. 31, 2012
Intangibles:
Intangible Assets	$ 5,820
Estimated royalty obligations	3,700	3,965	4,000
Note at fair value	2,100
Assumption of liabilities	20
Total	5,820
Technology-Based Intangible Assets [Member]
Intangibles:
Intangible Assets	5,370
Trademarks [Member]
Intangibles:
Intangible Assets	$ 450